RECLAMATION PROVISION	3 Months Ended
Mar. 31, 2026
RECLAMATION PROVISION
RECLAMATION PROVISION

11) RECLAMATION PROVISION

Management’s estimate of the reclamation provision at March 31, 2026, is $2,962 (December 31, 2025 – $2,921), and the undiscounted value of the obligation is $6,110 (December 31, 2025 – $5,573).

The present value of the obligation was calculated using a risk-free interest rate of 9.13% (December 31, 2025 – 9.13%) and an inflation rate of 3.84% (December 31, 2025 – 3.84%). Reclamation activities are estimated to begin in 2028 for the San Gonzalo Mine and in 2042 for the Avino Mine and La Preciosa Mine.

A reconciliation of the changes in the Company’s reclamation provision is as follows:

	March 31, 2026	December 31, 2025
Balance at beginning of the period	$2,921	$2,062
Changes in estimates	-	349
Unwinding of discount	65	204
Effect of movements in exchange rates	(24)	306
Balance at end of the period	$2,962	$2,921